OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT ASSETS
Recoverable value-added taxes	$ 2,313,646	$ 2,221,520
Others	74,965	427,080
Less: provision for expected credit losses	(2,313,646)	(56,552)	$ (6,678)	$ (6,874)
Other current assets	$ 74,965	$ 2,592,048